Trade and Other Receivables and Prepayments, Net - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Trade and other receivables and prepayments, net [Line Items]
Trade receivables from contracts with customers			$ 120
Minimum credit period granted to selected premium and mass market players	7
Maximum credit period granted to selected premium and mass market players	15
Concentration of credit risk, as a percentage of casino receivables	76.10%	47.60%
Credit play, as a percentage of total table games play	9.80%	14.50%
Gross casino receivables, before provision for doubtful accounts	$ 146	$ 160
Commissions payable and front money deposits	4	8
Net casino receivables, before provision of doubtful accounts	142	152
Trade receivables	81	116
Trade receivables, before provision	204	241
Provision for expected credit losses, net	4	3	$ 52
Expected credit losses individually assessed [member] | Trade receivables [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables, before provision	71	135
Financial assets past due but not impaired [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables	176	159
Financial assets past due but not impaired [member] | Casino receivable
Trade and other receivables and prepayments, net [Line Items]
Trade receivables	139	$ 141
other receivables
Trade and other receivables and prepayments, net [Line Items]
Provision for expected credit losses, net	$ 2